Summary of Restricted Stock Unit and Restricted Stock Awards Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning Balance | shares
Weighted Average Award Date Fair Value, Beginning Balance | $ / shares
Number of shares, Added | shares	403,000
Weighted Average Award Date Fair Value, Added | $ / shares	$ 5.21
Number of shares, Forfeiture | shares	(500)
Weighted Average Award Date Fair Value, Forfeiture | $ / shares	$ 5.16
Number of shares, Vested | shares	(3,500)
Weighted Average Award Date Fair Value, Vested | $ / shares	$ 5.73
Number of shares, Ending Balance | shares	399,000
Weighted Average Award Date Fair Value, Ending Balance | $ / shares	$ 5.20